SHARE-BASED COMPENSATION - Options outstanding (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)		3 Months Ended		12 Months Ended
	Jan. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018
Weighted- average exercise price
Stock-based compensation expense		$ 479,726	$ 208,330
Stock options
Options
Granted				82,065
Forfeited				(65,849)
Options oustanding	466,075			466,075	466,075	449,859
Options vested and exercisable at January 15, 2020	222,516			218,953
Nonvested options outstanding at January 15, 2020	243,559			247,122
Options outstanding	243,559
Weighted- average exercise price
Granted (in dollars per share)				$ 4.90
Forfeited (in dollars per share)				6.24
Weighted average exercise price outstanding (in dollars per share)	$ 6.19	$ 6.19		6.19	$ 6.19	$ 6.44
Options vested and exercisable at January 15, 2020 (in dollars per share)	6.19			6.19
Nonvested options outstanding at January 15, 2020 (in dollars per share)	6.19			$ 6.19
Options outstanding (in dollars per share)	$ 6.19
Stock-based compensation expense	$ 12,733			$ 339,156